Income Tax - Movement in temporary differences during the fiscal year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Income Tax
Balance at January 1	$ 3,659,221	$ 3,663,494	$ 3,762,709
Recognized in profit and loss	(109,443)	(60,677)	(91,869)
Acquired or/ Recognized directly in equity	63,268	56,404	(7,346)
Balance at December 31	3,613,046	3,659,221	3,663,494
Accounts payables
Disclosure of Income Tax
Balance at January 1	(1,099,903)	(1,511,013)	(1,187,175)
Recognized in profit and loss	8,163	410,152	(323,784)
Acquired or/ Recognized directly in equity	(1,143)	958	(54)
Balance at December 31	(1,092,883)	(1,099,903)	(1,511,013)
Employee benefits
Disclosure of Income Tax
Balance at January 1	(164,060)	(53,398)	(45,519)
Recognized in profit and loss	(35,027)	(197,728)	(1,317)
Acquired or/ Recognized directly in equity	0	87,107	(6,562)
Balance at December 31	(199,087)	(164,060)	(53,398)
PTU payable
Disclosure of Income Tax
Balance at January 1	(26,020)	(20,536)	(12,917)
Recognized in profit and loss	8,293	(5,484)	(7,619)
Acquired or/ Recognized directly in equity	0	0
Balance at December 31	(17,727)	(26,020)	(20,536)
Tax loss carryforwards
Disclosure of Income Tax
Balance at January 1	(327,935)	(59,883)	(22,013)
Recognized in profit and loss	(314,628)	(273,479)	(37,004)
Acquired or/ Recognized directly in equity	(24,726)	5,427	(866)
Balance at December 31	(667,289)	(327,935)	(59,883)
Interest carryforwards
Disclosure of Income Tax
Balance at January 1	0
Recognized in profit and loss	1,551
Acquired or/ Recognized directly in equity	(1,551)
Balance at December 31	0	0
Other provision
Disclosure of Income Tax
Balance at January 1	(62,767)	(78,230)	(61,045)
Recognized in profit and loss	(74,804)	15,436	(17,240)
Acquired or/ Recognized directly in equity	(283)	27	55
Balance at December 31	(137,854)	(62,767)	(78,230)
Goodwill
Disclosure of Income Tax
Balance at January 1	584	(3,879)	(7,562)
Recognized in profit and loss	4,371	4,391	3,604
Acquired or/ Recognized directly in equity	192	72	79
Balance at December 31	5,147	584	(3,879)
Intangible assets
Disclosure of Income Tax
Balance at January 1	190,900	233,749	253,898
Recognized in profit and loss	(12,248)	(34,220)	(19,825)
Acquired or/ Recognized directly in equity	10,267	(8,629)	(324)
Balance at December 31	188,919	190,900	233,749
Inventories
Disclosure of Income Tax
Balance at January 1	1,695,684	1,639,156	1,601,498
Recognized in profit and loss	114,135	64,120	37,319
Acquired or/ Recognized directly in equity	11,110	(7,592)	339
Balance at December 31	1,820,929	1,695,684	1,639,156
Accounts receivables
Disclosure of Income Tax
Balance at January 1	445,198	366,825	421,191
Recognized in profit and loss	52,457	78,373	(54,366)
Acquired or/ Recognized directly in equity	0	0
Balance at December 31	497,655	445,198	366,825
Property, plant and equipments [Member
Disclosure of Income Tax
Balance at January 1	2,666,752	2,503,223	2,428,417
Recognized in profit and loss	177,372	184,454	74,819
Acquired or/ Recognized directly in equity	69,402	(20,966)	(13)
Balance at December 31	2,913,526	2,666,752	2,503,223
Prepaid expenses
Disclosure of Income Tax
Balance at January 1	336,985	647,480	393,936
Recognized in profit and loss	(47,269)	(310,495)	253,544
Acquired or/ Recognized directly in equity	0	0
Balance at December 31	289,716	336,985	647,480
Derivative financial instruments
Disclosure of Income Tax
Balance at January 1	3,803	0
Recognized in profit and loss	8,191	3,803
Acquired or/ Recognized directly in equity	0	0
Balance at December 31	$ 11,994	$ 3,803	$ 0